TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule Of Reduced Flat Tax Rate [Table Text Block]
The following table summarise the reduced flat tax rate with respect to the income attributed to the Preferred Enterprise:

Tax Year	Development Region “A”	Other Areas within Israel

2011-2012	10%	15%
2013	7%	12.5%
2014 onwards	9%	16%

Summary of Income Tax Examinations [Table Text Block]
d.	Deferred income taxes:
		December 31
		2013	2012
		U.S. dollars in thousands
1)	Provided in respect of the following:

	Research and development expenses	$61	$103
	Allowance for doubtful accounts	-	12
	Carryforward tax losses	2,450	2,074
	Other	102	24
	Less- valuation allowance	(2,317)	(2,074)
		$296	$139

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
e.	Taxes on income included in the statements of operations:

1)	As follows:
	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

Current:
In Israel	$116	$88	$43
Outside Israel	71	96	49
	187	184	92
Taxes in respect of previous years	107	70	-
Deferred in Israel	(157)	138	(277)
	$137	$392	$(185)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
2)	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see c. above), and the actual tax expense:
	Years ended December 31,
	2013	2012	2011
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$2,322	$4,670	$4,106
Theoretical tax expense	581	1,168	985
Less - tax benefits arising from approved
enterprise status, see a. above	(60)	(410)	-
	521	757	985
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	60	11	18
Taxes in respect of previous years	107	70	-
Changes in valuation allowance	243	351	(3,283)
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(794)	(797)	2,095
Taxes on income for the reported year	$137	$392	$(185)
* As follows:
Taxable in Israel	$1,325	$2,734	$3,418
Taxable outside Israel	997	1,936	688
	$2,322	$4,670	$4,106